Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income before taxes domestic and foreign
The components of "Income from Continuing Operations Before Income Taxes" are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
United States	$1,032.9	$1,053.3	$1,013.7
Foreign	79.3	73.0	76.1
Total Income from Continuing Operations Before Income Taxes.	$1,112.2	$1,126.3	$1,089.8

Components of the income tax provision
Components of the income tax provision applicable to continuing operations for federal, foreign and state taxes are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Taxes current expense:
Federal	$13.3	$4.8	$2.7
State	15.4	10.6	13.7
Foreign	3.4	3.6	(1.0)
Total	32.1	19.0	15.4
Taxes deferred expense:
Federal	(6.4)	5.0	7.0
State	(1.1)	(0.2)	1.0
Foreign	20.7	10.6	30.6
Total	13.2	15.4	38.6
Total tax provision	$45.3	$34.4	$54.0
Effective tax rate	4.1%	3.1%	5.0%

Difference between the statutory federal income tax rate and our effective income tax rate
The difference between the statutory federal income tax rate and our effective income tax rate is summarized as follows:

	Year Ended December 31,
	2011		2010		2009
Federal income tax rate	35.0%		35.0%		35.0%
Increase (decrease) as a result of:
Partnership earnings not subject to tax	(35.0	) %	(35.0	) %	(35.0	) %
Corporate subsidiary earnings subject to tax	(0.8	) %	(0.1	) %	-%
Income tax expense attributable to corporate equity earnings	1.5%		0.9%		0.9%
Income tax expense attributable to foreign corporate earnings	2.2%		1.3%		2.7%
State taxes	1.2%		1.0%		1.4%
Effective tax rate	4.1%		3.1%		5.0%

Components of deferred tax assets and liabilities
Our deferred tax assets and liabilities as of December 31, 2011 and 2010 resulted from the following (in millions):

	December 31,
	2011	2010
Deferred tax assets:
Book accruals	$0.3	$2.1
Net Operating Loss/Tax credits	30.5	17.8
Other	3.0	1.3
Total deferred tax assets	33.8	21.2

Deferred tax liabilities:
Property, plant and equipment	277.4	263.9
Other	6.0	5.6
Total deferred tax liabilities	283.4	269.5
Net deferred tax liabilities	$249.6	$248.3

Rollforward of unrecognized tax benefits
A reconciliation of our beginning and ending gross unrecognized tax benefits (excluding interest and penalties) for each of the years ended December 31, 2011 and 2010 is as follows (in millions):

	Year Ended December 31,
	2011	2010
Balance at beginning of period	$33.4	$23.3
Additions based on current year tax positions	7.8	10.2
Additions based on prior year tax positions	-	-
Reductions based on settlements with taxing authority	-	-
Reductions due to lapse in statute of limitations	-	(0.1)
Balance at end of period	$41.2	$33.4